Offerings - Offering: 1	May 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	8,385,560
Proposed Maximum Offering Price per Unit	166.09
Maximum Aggregate Offering Price	$ 1,392,757,660.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 192,339.83
Offering Note	Reflects shares of Class A common stock issuable upon conversion of 8,385,560 shares of the registrant's Class B common stock, par value $0.01 per share, held by certain selling stockholders. Proposed Maximum Offering Price Per Unit is estimated in accordance with Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), solely for the purpose of calculating the registration fee. The Proposed Maximum Offering Price Per Security is based upon the average of the high and low prices for the registrant's Class A common stock as reported on the New York Stock Exchange on May 13, 2026 ($166.09).